Financial instruments - Fair values and risk management - Currency risk (Details) € in Millions, £ in Millions, $ in Millions	Mar. 31, 2021 GBP (£) $ / €	Mar. 31, 2021 USD ($) $ / €	Mar. 31, 2021 EUR (€) $ / €	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Year end foreign currency rate	1.1725	1.1725	1.1725
Monetary assets	£ 8.1	$ 506.7	€ 441.5	£ 22.5	$ 2,150.1	€ 1,974.8	£ 17.0	$ 485.2	€ 452.1
Monetary liabilities	£ 597.3	$ 613.0	€ 1,224.5		$ 1,181.0	€ 1,074.7		$ 202.4	€ 180.5
USD
Disclosure of detailed information about financial instruments [line items]
Year end foreign currency rate	1.1728	1.1728	1.1728	1.1029	1.1029	1.1029	1.1217	1.1217	1.1217
GBP
Disclosure of detailed information about financial instruments [line items]
Year end foreign currency rate	0.8510	0.8510	0.8510	0.8883	0.8883	0.8883	0.8606	0.8606	0.8606
Current and non-current maturities of debt | USD
Disclosure of detailed information about financial instruments [line items]
Monetary liabilities		$ 95.7	€ 81.6		$ 129.2	€ 117.1		$ 202.4	€ 180.5
CCFF Facility
Disclosure of detailed information about financial instruments [line items]
Monetary liabilities	£ 597.3		701.8
Pre-delivery payments due to aircraft manufacturer, Boeing
Disclosure of detailed information about financial instruments [line items]
Monetary liabilities		517.3	441.1		1,051.8	957.6
Cash and liquid resources | USD
Disclosure of detailed information about financial instruments [line items]
Monetary assets		$ 506.7	432.0		$ 2,150.1	1,949.5		$ 485.2	432.5
Cash and liquid resources | GBP
Disclosure of detailed information about financial instruments [line items]
Monetary assets	£ 8.1		€ 9.5	£ 22.5		€ 25.3	£ 17.0		€ 19.6